Deposits - Interest Expenses on Deposits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Interest bearing checking accounts	$ 1,105	$ 1,253	$ 1,243
Money market accounts	88	86	73
Savings	103	109	79
Other time deposits	3,735	4,155	5,719
Total	$ 5,031	$ 5,603	$ 7,114